Regulatory Matters (Capital Adequacy Ratios of MHFG, MHBK, and MHTB Calculated in Accordance with Japanese GAAP and Guidelines Established by Financial Services Agency) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2026	Mar. 31, 2025
Common Equity Tier 1 capital:
Actual		¥ 2,256,768
Required, ratio		120.00%
Mizuho Financial Group, Inc. | Consolidated
Common Equity Tier 1 capital:
Required, amount	[1]	¥ 6,579,000	¥ 5,826,000
Actual		10,650,000	9,506,000
Required, amount	[1]	7,793,000	6,904,000
Actual		¥ 12,733,000	¥ 11,248,000
Required, ratio	[1]	9.63%	9.61%
Actual		15.73%	15.65%
Required, amount	[1]	¥ 9,411,000	¥ 8,341,000
Actual		¥ 14,252,000	¥ 12,755,000
Required, ratio	[1]	11.63%	11.61%
Actual		17.61%	17.75%
Required, amount	[2],[3]	¥ 9,658,000	¥ 8,715,000
Actual	[2]	¥ 12,733,000	¥ 11,248,000
Common Equity Tier 1 capital:
Required, ratio	[1]	8.13%	8.11%
Actual		13.16%	13.23%
Leverage Ratio:
Required, ratio	[2],[3]	3.70%	3.70%
Actual	[2]	4.87%	4.77%
Mizuho Bank Limited | Consolidated
Common Equity Tier 1 capital:
Required, amount		¥ 3,339,000	¥ 2,964,000
Actual		8,586,000	7,529,000
Required, amount		4,452,000	3,952,000
Actual		¥ 10,673,000	¥ 9,267,000
Required, ratio		6.00%	6.00%
Actual		14.38%	14.06%
Required, amount		¥ 5,936,000	¥ 5,270,000
Actual		¥ 12,161,000	¥ 10,718,000
Required, ratio		8.00%	8.00%
Actual		16.38%	16.27%
Required, amount	[2]	¥ 7,578,000	¥ 6,837,000
Actual	[2]	¥ 10,673,000	¥ 9,267,000
Common Equity Tier 1 capital:
Required, ratio		4.50%	4.50%
Actual		11.57%	11.42%
Leverage Ratio:
Required, ratio	[2]	3.15%	3.15%
Actual	[2]	4.43%	4.26%
Mizuho Bank Limited | Non-consolidated
Common Equity Tier 1 capital:
Required, amount		¥ 3,086,000	¥ 2,737,000
Actual		6,758,000	6,116,000
Required, amount		4,115,000	3,649,000
Actual		¥ 8,832,000	¥ 7,843,000
Required, ratio		6.00%	6.00%
Actual		12.87%	12.89%
Required, amount		¥ 5,487,000	¥ 4,866,000
Actual		¥ 10,319,000	¥ 9,258,000
Required, ratio		8.00%	8.00%
Actual		15.04%	15.22%
Required, amount	[2]	¥ 6,763,000	¥ 6,240,000
Actual	[2]	¥ 8,832,000	¥ 7,843,000
Common Equity Tier 1 capital:
Required, ratio		4.50%	4.50%
Actual		9.85%	10.05%
Leverage Ratio:
Required, ratio	[2]	3.15%	3.15%
Actual	[2]	4.11%	3.95%
Mizuho Trust & Banking Company Limited | Consolidated
Common Equity Tier 1 capital:
Required, amount		¥ 0	¥ 70,000
Actual		0	493,000
Required, amount		0	93,000
Actual		¥ 0	¥ 493,000
Required, ratio		0.00%	6.00%
Actual		0.00%	31.60%
Required, amount		¥ 0	¥ 125,000
Actual		¥ 0	¥ 493,000
Required, ratio		0.00%	8.00%
Actual		0.00%	31.60%
Required, amount	[2],[4]	¥ 0	¥ 115,000
Actual	[2],[4]	¥ 0	¥ 493,000
Common Equity Tier 1 capital:
Required, ratio		0.00%	4.50%
Actual		0.00%	31.60%
Leverage Ratio:
Required, ratio	[2],[4]	0.00%	3.15%
Actual	[2],[4]	0.00%	13.49%
Core capital:
Required, amount	[4]	¥ 59,000	¥ 0
Actual	[4]	¥ 436,000	¥ 0
Required, ratio	[4]	4.00%	0.00%
Actual	[4]	29.28%	0.00%
Mizuho Trust & Banking Company Limited | Non-consolidated
Common Equity Tier 1 capital:
Required, amount		¥ 0	¥ 66,000
Actual		0	454,000
Required, amount		0	88,000
Actual		¥ 0	¥ 454,000
Required, ratio		0.00%	6.00%
Actual		0.00%	30.86%
Required, amount		¥ 0	¥ 117,000
Actual		¥ 0	¥ 454,000
Required, ratio		0.00%	8.00%
Actual		0.00%	30.86%
Required, amount	[2],[4]	¥ 0	¥ 110,000
Actual	[2],[4]	¥ 0	¥ 454,000
Common Equity Tier 1 capital:
Required, ratio		0.00%	4.50%
Actual		0.00%	30.86%
Leverage Ratio:
Required, ratio	[2],[4]	0.00%	3.15%
Actual	[2],[4]	0.00%	12.98%
Core capital:
Required, amount	[4]	¥ 57,000	¥ 0
Actual	[4]	¥ 416,000	¥ 0
Required, ratio	[4]	4.00%	0.00%
Actual	[4]	29.04%	0.00%

[1]	The required ratios disclosed above, at March 31, 2025 and 2026, include the capital conservation buffer of 2.5%, the countercyclical capital buffer of 0.11% and 0.13%, respectively, and the additional loss absorbency requirements for G-SIBs and D-SIBs of 1.0%, which are all in addition to the regulatory minima. The respective required amounts are determined by applying the ratios to the sum of the risk weighted assets and certain other risk amounts.
[2]	The required and actual amounts disclosed above at March 31, 2025 and 2026 exclude amounts of deposits to the Bank of Japan.
[3]	The required ratios disclosed above, at March 31, 2025 and 2026, include a leverage ratio buffer required to be met at 50% of the additional loss absorbency requirements applied to the Group as a G-SIB under the finalized Basel III reforms.
[4]	The core capital ratio is a Japan-specific regulatory indicator that measures capital adequacy under the domestic standard applicable to banks with only domestic operations. Since transitioning to a domestic standard applicable to banks with only domestic operations from December 31, 2025, Mizuho Trust & Banking is subject to the domestic standard and is no longer subject to the leverage ratio requirements.